Matthews International Funds
d/b/a Matthews Asia Funds
Four Embarcadero Center, Suite 550
San Francisco, CA 94111

November 3, 2010

VIA EDGAR

Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Matthews International Funds File Nos. 33-78960 and 811-08510

Sir or Madam:

On behalf of Matthews International Funds (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the prospectus and statement of additional information that would have been filed by the Registrant under Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 42 to the Registrant’s registration statement on Form N-1A as filed electronically with the Commission on October 29, 2010.

Please direct any inquiries regarding this filing to the undersigned (415) 984-5378.

Very truly yours, /s/ John P. McGowan John P. McGowan Vice President and Secretary